AB International Value

Portfolio of Investments

February 29, 2020 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 96.7%
Financials – 16.4%
Banks – 9.0%
Banco Comercial Portugues SA	6,790,390	$1,230,577
Bank Hapoalim BM	209,740	1,631,798
Bank Leumi Le-Israel BM	229,710	1,484,822
Bank of Ireland Group PLC	449,736	1,683,944
Erste Group Bank AG(a)	76,740	2,627,072
KBC Group NV	33,250	2,215,329
Mediobanca Banca di Credito Finanziario SpA	222,360	2,022,013
		12,895,555
Capital Markets – 1.6%
Credit Suisse Group AG(a)	200,263	2,249,853
Diversified Financial Services – 1.1%
ORIX Corp.	98,900	1,602,980
Insurance – 4.7%
Allianz SE	11,830	2,577,164
Swiss Re AG(a)	14,970	1,424,103
Zurich Insurance Group AG	7,240	2,803,558
		6,804,825
		23,553,213
Industrials – 12.5%
Aerospace & Defense – 6.3%
Airbus SE	26,587	3,209,012
BAE Systems PLC	345,800	2,735,306
Leonardo SpA	135,270	1,387,266
MTU Aero Engines AG	7,290	1,803,711
		9,135,295
Airlines – 3.4%
Japan Airlines Co., Ltd.	83,700	2,059,852
Qantas Airways Ltd.	401,966	1,470,194
Wizz Air Holdings PLC(a) (b)	30,130	1,340,712
		4,870,758
Professional Services – 0.8%
UT Group Co., Ltd.(c)	56,600	1,112,687
Trading Companies & Distributors – 2.0%
AerCap Holdings NV(a)	56,100	2,921,688
		18,040,428
Information Technology – 11.1%
Electronic Equipment, Instruments & Components – 0.8%
Zhen Ding Technology Holding Ltd.	304,000	1,143,617
IT Services – 0.3%
Atos SE	6,517	490,322
Semiconductors & Semiconductor Equipment – 5.6%
NXP Semiconductors NV	14,760	1,678,064
SCREEN Holdings Co., Ltd.(c)	46,400	2,372,211
SK Hynix, Inc.	33,570	2,480,506

Company	Shares	U.S. $ Value
Taiwan Semiconductor Manufacturing Co., Ltd.	149,000	$1,536,160
		8,066,941
Software – 2.0%
Avast PLC(b)	282,150	1,438,360
Open Text Corp.(c)	36,070	1,510,251
		2,948,611
Technology Hardware, Storage & Peripherals – 2.4%
Samsung Electronics Co., Ltd.	75,380	3,392,955
		16,042,446
Consumer Staples – 10.7%
Beverages – 3.2%
Coca-Cola Bottlers Japan Holdings, Inc.(c)	53,100	1,224,703
Coca-Cola European Partners PLC	65,470	3,336,351
		4,561,054
Food & Staples Retailing – 1.4%
Koninklijke Ahold Delhaize NV	89,410	2,088,819
Food Products – 4.1%
Morinaga & Co., Ltd./Japan	24,500	972,562
Nichirei Corp.	29,800	752,470
Orkla ASA	2,827	24,045
Salmar ASA	33,080	1,494,980
WH Group Ltd.(b)	2,522,500	2,647,139
		5,891,196
Tobacco – 2.0%
British American Tobacco PLC	72,640	2,872,131
		15,413,200
Consumer Discretionary – 9.6%
Auto Components – 2.7%
Faurecia SE	50,200	2,295,513
NGK Spark Plug Co., Ltd.	101,100	1,641,483
		3,936,996
Automobiles – 3.1%
Peugeot SA(c)	135,764	2,630,979
Subaru Corp.(c)	75,600	1,829,775
		4,460,754
Hotels, Restaurants & Leisure – 2.0%
GVC Holdings PLC	276,660	2,844,388
Leisure Products – 0.7%
Spin Master Corp.(a) (b) (c)	47,370	1,055,922
Textiles, Apparel & Luxury Goods – 1.1%
Pandora A/S	34,980	1,576,283
		13,874,343

Company	Shares	U.S. $ Value
Materials – 9.1%
Chemicals – 4.7%
Air Water, Inc.	85,600	$1,135,573
Covestro AG(b)	47,540	1,842,059
Evonik Industries AG	68,000	1,702,011
Tosoh Corp.	156,900	2,123,353
		6,802,996
Metals & Mining – 4.4%
Agnico Eagle Mines Ltd.(c)	28,930	1,372,734
BlueScope Steel Ltd.	154,990	1,212,079
First Quantum Minerals Ltd.	115,620	854,498
Northern Star Resources Ltd.	191,860	1,675,732
Yamato Kogyo Co., Ltd.	59,000	1,235,170
		6,350,213
		13,153,209
Energy – 8.6%
Oil, Gas & Consumable Fuels – 8.6%
JXTG Holdings, Inc.	587,600	2,380,448
PetroChina Co., Ltd. - Class H	3,672,000	1,434,441
Petroleo Brasileiro SA (Preference Shares)	284,900	1,614,384
Repsol SA	227,831	2,574,564
Royal Dutch Shell PLC (Euronext Amsterdam) -
Class A	181,590	3,957,409
Royal Dutch Shell PLC - Class A	16,521	356,630
		12,317,876
Health Care – 7.4%
Pharmaceuticals – 7.4%
GlaxoSmithKline PLC	144,570	2,917,331
Novo Nordisk A/S - Class B	51,521	3,018,561
Roche Holding AG	14,420	4,636,515
		10,572,407
Utilities – 6.4%
Electric Utilities – 5.1%
EDP - Energias de Portugal SA	821,523	3,835,440
Enel SpA	419,280	3,519,094
		7,354,534
Gas Utilities – 1.3%
ENN Energy Holdings Ltd.	160,000	1,804,864
		9,159,398
Communication Services – 3.3%
Diversified Telecommunication Services – 1.5%
Nippon Telegraph & Telephone Corp.	92,500	2,158,004
Entertainment – 1.8%
Nintendo Co., Ltd.	7,800	2,614,826
		4,772,830
Real Estate – 1.6%
Real Estate Management & Development – 1.6%
Aroundtown SA	268,820	2,335,489

Company	Shares	U.S. $ Value
Total Common Stocks
(cost $142,089,809)		$139,234,839
SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money
Market Portfolio - Class AB, 1.52%(d) (e) (f)
(cost $3,738,703)	3,738,703	3,738,703
Total Investments Before Security Lending Collateral for
Securities Loaned – 99.3%
(cost $145,828,512)		142,973,542

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5% Investment Companies – 1.5%

AB Fixed Income Shares, Inc. - Government Money

Market Portfolio - Class AB, 1.52%(d) (e) (f)
(cost $2,156,260)				2,156,260		2,156,260
Total Investments – 100.8%
(cost $147,984,772)(g)						145,129,802
Other assets less liabilities – (0.8)%						(1,135,786)
Net Assets – 100.0%						$143,994,016
FORWARD CURRENCY EXCHANGE CONTRACTS
	Contracts to		In Exchange			Unrealized
	Deliver			For	Settlement	Appreciation/
Counterparty		(000)		(000)	Date	(Depreciation)
Bank of America, NA	CHF	1,568	USD	1,607	03/16/2020 $	(18,836)
Bank of America, NA	GBP	480	USD	621	03/16/2020	4,900
Bank of America, NA	ILS	651	USD	187	03/16/2020	(875)
Bank of America, NA	JPY	133,748	USD	1,203	03/16/2020	(37,982)
Bank of America, NA	USD	6,124	AUD	8,859	03/16/2020	(351,005)
Bank of America, NA	USD	1,048	EUR	937	03/16/2020	(13,005)
Bank of America, NA	USD	304	NOK	2,839	03/16/2020	(2,303)
Bank of America, NA	USD	456	RUB	28,207	03/16/2020	(35,581)
Bank of America, NA	CNY	22,634	USD	3,222	06/15/2020	(12,415)
Bank of America, NA	USD	634	JPY	68,290	06/15/2020	2,716
Barclays Bank PLC	GBP	476	USD	616	03/16/2020	5,880
Barclays Bank PLC	NOK	18,547	USD	2,041	03/16/2020	69,486
Barclays Bank PLC	USD	1,601	AUD	2,329	03/16/2020	(83,645)
Barclays Bank PLC	USD	1,012	EUR	931	03/16/2020	16,610
Barclays Bank PLC	USD	6,228	JPY	674,473	03/16/2020	29,322
Barclays Bank PLC	INR	138,923	USD	1,930	04/23/2020	22,145
Barclays Bank PLC	USD	491	KRW	594,900	05/14/2020	4,938
Barclays Bank PLC	TWD	108,715	USD	3,653	05/21/2020	22,271
BNP Paribas SA	GBP	1,462	USD	1,869	03/16/2020	(6,149)
BNP Paribas SA	ILS	7,855	USD	2,267	03/16/2020	1,165
BNP Paribas SA	USD	253	KRW	306,503	05/14/2020	2,286
Citibank, NA	BRL	832	USD	195	03/03/2020	8,957
Citibank, NA	BRL	7,593	USD	1,688	03/03/2020	(10,115)
Citibank, NA	USD	185	BRL	832	03/03/2020	1,108
Citibank, NA	USD	1,733	BRL	7,593	03/03/2020	(35,230)
Citibank, NA	CAD	3,840	USD	2,908	03/16/2020	46,631

	Contracts to		In Exchange			Unrealized
	Deliver			For	Settlement	Appreciation/
Counterparty		(000)		(000)	Date	(Depreciation)
Citibank, NA	EUR	2,909	USD	3,220	03/16/2020 $	6,422
Citibank, NA	HKD	20,240	USD	2,592	03/16/2020	(5,206)
Citibank, NA	USD	3,292	CHF	3,171	03/16/2020	(2,548)
Citibank, NA	USD	688	EUR	623	03/16/2020	457
Citibank, NA	USD	2,165	SGD	2,932	03/16/2020	(60,196)
Citibank, NA	BRL	7,593	USD	1,730	04/02/2020	35,550
Citibank, NA	EUR	4,566	USD	4,970	06/15/2020	(100,177)
Credit Suisse International	AUD	3,509	USD	2,353	03/16/2020	66,605
Credit Suisse International	NOK	11,532	USD	1,251	03/16/2020	25,064
Credit Suisse International	USD	3,359	CHF	3,223	06/15/2020	4,063
Goldman Sachs Bank USA	GBP	701	USD	912	03/16/2020	13,226
Goldman Sachs Bank USA	USD	175	BRL	785	04/02/2020	(57)
Goldman Sachs Bank USA	USD	275	KRW	326,363	05/14/2020	(2,715)
HSBC Bank USA	USD	372	CNY	2,608	06/15/2020	427
JPMorgan Chase Bank, NA	JPY	71,576	USD	662	03/16/2020	(2,089)
JPMorgan Chase Bank, NA	USD	540	GBP	414	03/16/2020	(9,223)
JPMorgan Chase Bank, NA	USD	188	INR	13,459	04/23/2020	(2,890)
JPMorgan Chase Bank, NA	USD	602	CHF	579	06/15/2020	1,832
Morgan Stanley & Co., Inc.	BRL	6,761	USD	1,605	03/03/2020	93,424
Morgan Stanley & Co., Inc.	USD	1,503	BRL	6,761	03/03/2020	9,007
Morgan Stanley & Co., Inc.	CAD	2,179	USD	1,671	03/16/2020	47,369
Morgan Stanley & Co., Inc.	CHF	524	USD	537	03/16/2020	(7,117)
Morgan Stanley & Co., Inc.	GBP	416	USD	541	03/16/2020	7,518
Morgan Stanley & Co., Inc.	USD	844	GBP	644	03/16/2020	(18,463)
Morgan Stanley & Co., Inc.	USD	425	IDR	5,898,724	05/05/2020	(22,870)
Morgan Stanley & Co., Inc.	KRW	7,598,729	USD	6,412	05/14/2020	78,647
Morgan Stanley & Co., Inc.	USD	864	TWD	25,708	05/21/2020	(5,374)
Natwest Markets PLC	AUD	943	USD	639	03/16/2020	24,185
Natwest Markets PLC	CAD	701	USD	531	03/16/2020	8,366
Natwest Markets PLC	USD	765	GBP	570	03/16/2020	(34,224)
Natwest Markets PLC	USD	2,535	JPY	275,369	03/16/2020	19,927
Natwest Markets PLC	USD	149	INR	10,718	04/23/2020	(1,438)
Standard Chartered Bank	JPY	109,815	USD	1,016	03/16/2020	(2,869)
Standard Chartered Bank	USD	1,942	JPY	209,976	03/16/2020	6,010
State Street Bank & Trust
Co.	AUD	901	USD	616	03/16/2020	28,505
State Street Bank & Trust
Co.	CAD	1,078	USD	816	03/16/2020	12,745
State Street Bank & Trust
Co.	CHF	495	USD	503	03/16/2020	(10,627)
State Street Bank & Trust
Co.	EUR	2,372	USD	2,643	03/16/2020	22,255
State Street Bank & Trust
Co.	GBP	989	USD	1,291	03/16/2020	21,548
State Street Bank & Trust
Co.	JPY	48,356	USD	444	03/16/2020	(4,560)
State Street Bank & Trust
Co.	SEK	5,661	USD	587	03/16/2020	(2,677)
State Street Bank & Trust
Co.	SGD	358	USD	257	03/16/2020	(529)
State Street Bank & Trust
Co.	TRY	2,441	USD	387	03/16/2020	(2,218)
State Street Bank & Trust
Co.	USD	156	CAD	210	03/16/2020	66
State Street Bank & Trust
Co.	USD	1,117	CAD	1,481	03/16/2020	(14,785)
State Street Bank & Trust
Co.	USD	790	EUR	731	03/16/2020	17,560
State Street Bank & Trust
Co.	USD	3,592	GBP	2,760	03/16/2020	(51,131)
State Street Bank & Trust
Co.	USD	472	HKD	3,667	03/16/2020	(1,299)
State Street Bank & Trust
Co.	USD	2,053	JPY	223,981	03/16/2020	25,265
State Street Bank & Trust
Co.	USD	326	NOK	3,083	03/16/2020	1,941
State Street Bank & Trust
Co.	USD	1,853	NOK	17,053	03/16/2020	(40,716)

	Contracts to		In Exchange			Unrealized
	Deliver			For	Settlement	Appreciation/
Counterparty		(000)		(000)	Date	(Depreciation)
State Street Bank & Trust
Co.	USD	452	NZD	686	03/16/2020 $	(23,651)
State Street Bank & Trust
Co.	USD	2,943	SEK	27,455	03/16/2020	(83,822)
State Street Bank & Trust
Co.	USD	413	TRY	2,441	03/16/2020	(24,181)
State Street Bank & Trust
Co.	USD	420	MXN	8,290	03/17/2020	172
State Street Bank & Trust
Co.	KRW	450,900	USD	382	05/14/2020	6,237
State Street Bank & Trust
Co.	EUR	503	USD	558	06/15/2020	(718)
State Street Bank & Trust
Co.	HKD	3,265	USD	420	06/15/2020	1,001
State Street Bank & Trust
Co.	USD	949	SEK	9,100	06/15/2020	1,954
State Street Bank & Trust
Co.	USD	659	SEK	6,275	06/15/2020	(3,101)
UBS AG	EUR	1,249	USD	1,397	03/16/2020	17,411
UBS AG	USD	2,777	EUR	2,531	03/16/2020	19,330
UBS AG	USD	5,265	GBP	3,994	03/16/2020	(142,223)
UBS AG	USD	194	TWD	5,824	05/21/2020	644
						$ (427,687)

(a)Non-income producing security.

(b)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate market value of these securities amounted to $8,324,192 or 5.8% of net assets.

(c)Represents entire or partial securities out on loan.

(d)Affiliated investments.

(e)The rate shown represents the 7-day yield as of period end.

(f)To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.

(g)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,168,729 and gross unrealized depreciation of investments was $(18,451,386), resulting in net unrealized depreciation of $(3,282,657).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

COUNTRY BREAKDOWN1
February 29, 2020 (unaudited)
17.6%	Japan
14.3%	United Kingdom
8.7%	Switzerland
7.2%	Germany
6.0%	France
4.9%	Italy
4.1%	South Korea
3.5%	Portugal
3.4%	Canada
3.2%	Ireland
3.2%	Denmark
3.1%	Australia
2.6%	Netherlands
15.6%	Other
2.6%	Short-Term
100.0%	Total Investments

1All data are as of February 29, 2020. The Fund's country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. "Other" country weightings represent 2.3% or less in the following: Austria, Belgium, Brazil, China, Hong Kong, Israel, Norway, Spain and Taiwan.

AB International Value Fund

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Financials	$—	$23,553,213		$—	$23,553,213
Industrials	2,921,688	15,118,740		—	18,040,428
Information Technology	3,188,315	12,854,131		—	16,042,446
Consumer Staples	3,336,351	12,076,849		—	15,413,200
Consumer Discretionary	1,055,922	12,818,421		—	13,874,343
Materials	2,227,232	10,925,977		—	13,153,209
Energy	1,614,384	10,703,492		—	12,317,876
Health Care	—	10,572,407		—	10,572,407
Utilities	—	9,159,398		—	9,159,398
Communication Services	—	4,772,830		—	4,772,830
Real Estate	—	2,335,489		—	2,335,489
Short-Term Investments	3,738,703	—		—	3,738,703
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	2,156,260	—		—	2,156,260
Total Investments in Securities	20,238,855	124,890,947(a)		—	145,129,802
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	863,148		—	863,148
Liabilities:
Forward Currency Exchange Contracts	—	(1,290,835)		—	(1,290,835)
Total	$20,238,855	$124,463,260		$—	$144,702,115

(a)A significant portion of the Fund's foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund's transactions in AB mutual funds for the three months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	11/30/2019	at Cost	Proceeds	02/29/2020	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$1,535	$11,266	$9,062	$3,739	$6
Government Money Market Portfolio*	9,200	8,569	15,613	2,156	13
Total	$10,735	$19,835	$24,675	$5,895	$19

* Investments of cash collateral for securities lending transactions